NET INCOME (LOSS) PER SHARE	12 Months Ended
Mar. 31, 2019
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

21.   NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed on the basis of weighted-average outstanding common shares. Diluted net income (loss) per share is computed on the basis of basic weighted-average outstanding common shares adjusted for the dilutive effect of stock options and convertible bonds, if dilutive. Potentially dilutive common shares from a series of stock option plans are determined by applying the treasury stock method to the assumed exercise of outstanding stock options. Potentially dilutive common shares are determined by applying the if-converted method for the convertible bonds. The numerator of the diluted net income (loss) per share calculation is increased by the amount of interest expense, net of tax, related to outstanding convertible bonds if the net impact is dilutive.

The computation of basic and diluted net income (loss) per share for the years ended March 31, 2017, 2018 and 2019 is as follows:

	2017
		Weighted-Average
	(Thousands of Yen)	Common
	Net Loss	Shares Outstanding	Per Share
	(Numerator)	(Denominator)	Amount
Basic net loss attributable to FRONTEO, Inc. shareholders	¥(865,087)	36,372,576	¥(23.8)
Effect of dilutive securities: Stock options*(1)	―	―
Diluted net loss attributable to FRONTEO, Inc. shareholders	¥(865,087)	36,372,576	¥(23.8)

2018
	(Thousands of	Weighted-Average
	Yen)	Common
	Net Loss	Shares Outstanding	Per Share
	(Numerator)	(Denominator)	Amount
Basic net loss attributable to FRONTEO, Inc. shareholders	¥(694,662)	38,007,877	¥(18.3)
Effect of dilutive securities: Stock options*(1)	—	—
Diluted net loss attributable to FRONTEO, Inc. shareholders	¥(694,662)	38,007,877	¥(18.3)

	2019
	(Thousands of	Weighted-Average
	Yen)	Common
	Net Income	Shares Outstanding	Per Share
	(Numerator)	(Denominator)	Amount
Basic net income attributable to FRONTEO, Inc. shareholders	¥218,235	38,098,739	¥5.7
Effect of dilutive securities: Convertible bonds	—	1,537,528
Effect of dilutive securities: Stock options*(2)	—	141,835
Diluted net income attributable to FRONTEO, Inc. shareholders	¥218,235	39,778,102	¥5.5

*(1)The calculation of diluted net loss per share for the years ended March 31, 2017 and 2018 does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).

*(2) For the year ended March 31, 2019, the 11th-13th, 15th and 21st-23rd series Stock Option Grants (461,800 shares) could potentially dilute net income per share but were not included in the computation of diluted net income per share due to their antidilutive effects.